Schedule of investments
Delaware Ivy VIP Growth
September 30, 2022 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 97.27%
Communication Services — 9.44%
Alphabet Class A †	351,284	$ 33,600,314
Alphabet Class C †	54,764	5,265,559
Electronic Arts	164,004	18,976,903
		57,842,776
Consumer Discretionary — 13.27%
Amazon.com †	349,047	39,442,311
Booking Holdings †	4,122	6,773,312
Ferrari	62,261	11,518,285
Home Depot	26,298	7,256,670
LVMH Moet Hennessy Louis Vuitton ADR	68,631	8,064,142
NIKE Class B	100,024	8,313,995
		81,368,715
Consumer Staples — 3.30%
Coca-Cola	337,633	18,914,201
Estee Lauder Class A	6,186	1,335,557
		20,249,758
Financials — 4.50%
Intercontinental Exchange	145,289	13,126,861
S&P Global	47,322	14,449,773
		27,576,634
Healthcare — 9.19%
Cooper	38,543	10,171,498
Danaher	27,660	7,144,301
Intuitive Surgical †	35,249	6,607,072
UnitedHealth Group	51,721	26,121,174
Zoetis	42,216	6,260,211
		56,304,256
Industrials — 10.35%
CoStar Group †	399,049	27,793,763
Equifax	15,649	2,682,708
JB Hunt Transport Services	68,458	10,708,200
TransUnion	203,563	12,109,963
Union Pacific	24,645	4,801,339
Verisk Analytics	31,220	5,323,947
		63,419,920
Information Technology — 47.22%
Adobe †	36,380	10,011,776
Apple	395,967	54,722,639
Autodesk †	41,123	7,681,776
Broadridge Financial Solutions	87,192	12,583,550
Intuit	37,072	14,358,727
Microsoft	324,512	75,578,845
Motorola Solutions	121,858	27,292,536
NVIDIA	115,152	13,978,301
	Number of shares	Value (US $)
Common Stocks (continued)
Information Technology (continued)
PayPal Holdings †	80,466	$ 6,925,709
Salesforce †	60,061	8,639,174
VeriSign †	146,761	25,492,386
Visa Class A *	180,977	32,150,564
		289,415,983
Total Common Stocks (cost $489,016,488)		596,178,042

Short-Term Investments — 2.85%
Money Market Mutual Funds — 2.85%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 2.76%)	4,390,455	4,390,455
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 2.74%)	4,297,655	4,297,655
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 2.98%)	4,390,455	4,390,455
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 2.80%)	4,390,455	4,390,455
Total Short-Term Investments (cost $17,469,020)		17,469,020

Total Value of Securities—100.12% (cost $506,485,508)		613,647,062■
Liabilities Net of Receivables and Other Assets—(0.12%)		(758,497)
Net Assets Applicable to 80,685,136 Shares Outstanding—100.00%		$612,888,565
Summary of abbreviations:
ADR – American Depositary Receipt
S&P – Standard & Poor’s Financial Services LLC
†	Non-income producing security.
*	Fully or partially on loan.
■	Includes $32,150,564 of securities loaned for which the counterparty pledged additional non-cash collateral valued at $33,263,288.
NQ-IV094 [9/22] 11/22 (2605066)    1